Parent Only Information	12 Months Ended
Dec. 31, 2024
Parent Only Information [Abstract]
Parent Only Information

19. Parent Only Information

SAI.TECH Global Corporation (the “Parent Company”) was incorporated on January 26, 2021, and have become parent company of the Company since the completion of the Business Combination on April 29, 2022. Following the closing of the Business Combination, SAITECH Limited became a wholly owned subsidiary of TradeUP Global Corporation (“TradeUP”), which subsequently renamed to “SAI.TECH Global Corporation”. The transaction is accounted for as a recapitalization, SAITECH Limited is determined as the predecessor and the historical financial statements of SAITECH Limited became the Company’s historical financial statements, and SAI.TECH Limited’s financial statements are determined as the Company’s Parent Company financial statements. See Note 1a – “Reverse recapitalization” for more information.

The following disclosures presented the financial positions of the Parent Company as of December 31, 2023 and 2024, and results of operations and cash flows for the years ended December 31, 2024, 2023 and 2022, as if the current corporate structure has been in existence throughout the periods presented.

The audited condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements.

Condensed Balance Sheets
(In thousands, except for share and per share data, or otherwise stated)

	As of December 31, 2023	As of December 31, 2024
	US$	US$
Assets
Cash	453	313
Amount due from subsidiaries and VIE	—	—
Accounts receivable	230	—
Other receivables	332	—
Amounts due from related parties	23,189	23,790
Long-term investment	50	50
Investments in subsidiaries and VIE	—	—
Crypto Assets	841	403
Operating lease right-of-use assets	10	—
Total Assets	25,105	24,556
Accounts payable	21	72
Accrued payroll	186	22
Operating lease liabilities-current	11	1
Operating lease liabilities-non-current	—	—
Investments in subsidiaries and VIE	8,067	10,095
Total Liabilities	8,285	10,190
Equity:
Class A Common Shares, $0.0015 par value; 22,024,624 shares authorized, 1,110,907 and 1,013,163 shares issued and outstanding in December 31, 2024 and December 31, 2023.	1	1
Class B Ordinary shares ($0.0015 par value; 642,043 shares authorized and outstanding on December 31, 2024 and December 31, 2023)	1	1
Additional paid-in capital	48,680	52,137
Statutory reserves	—	—
Retained earnings/(accumulated deficit)	(31,345)	(37,231)
Accumulated other comprehensive income/(loss)	(517)	(542)
Total equity	16,820	14,366
Total Liabilities and Equity	25,105	24,556

Condensed Statements of Operations
(In thousands, except otherwise stated)

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenue	2,608	1,497	1,015
Cost of revenue	(2,268)	(1,134)	(919)
General and administrative expenses	(3,502)	(1,583)	(1,025)
Sales and marketing expenses	(150)	(63)	(34)
R&D expenses	(6)	—	—
Asset impairment loss	(19)	—	—
Other expense, net	(885)	31	13
Share of loss from subsidiaries and VIE	(4,623)	(4,868)	(4,936)
Net loss	(8,845)	(6,120)	(5,886)

Condensed Statements of Cash Flows
(In thousands, except otherwise stated)

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Cash flows used in operating activities	(4,579)	(2,150)	461
Investment in subsidiaries and VIE	—	—	—
Collection of due from/(increase in due from) subsidiaries and VIE	(9,007)	(6,782)	(601)
Cash flows used in investing activities	(9,007)	(6,782)	(601)
Proceeds from issuance of redeemable preferred shares	—	—	—
Reverse Recapitalization	19,652	9	—
Cash flows from financing activities	19,652	9	—
Effect of exchange rate changes	—	—	—
Net change in cash and cash equivalents	6,066	(8,923)	(140)
Cash and cash equivalents at beginning of the period	3,310	9,376	453
Cash and cash equivalents at end of the period	9,376	453	313